Offerings - Offering: 1	Mar. 23, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, $1.00 par value
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price and number or amount of common shares is being registered for potential primary offerings by the registrant from time to time at indeterminate prices. The proposed maximum offering price per security will be determined from time to time in connection with, and at the time of, the offering of securities registered hereby. (2) In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee required. Any registration fees will be paid on a pay-as-you-go basis.